Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic and Diluted Earnings per Ordinary Share [Line Items]
Net income attributable to Himax Technologies, Inc. stockholders	$ 25,195	$ 66,598	$ 61,476
Denominator for basic earnings per ordinary share:
Weighted average number of ordinary shares outstanding	343,570	342,190	340,423
Basic earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.07	$ 0.19	$ 0.18
Net income attributable to Himax Technologies, Inc. stockholders	$ 25,195	$ 66,598	$ 61,476
Denominator for diluted earnings per ordinary share:
Weighted average number of ordinary shares outstanding	343,570	342,190	340,423
Unvested RSUs	562	1,807	3,195
Weighted Average Number of Shares Outstanding, Diluted	344,132	343,997	343,618
Diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share)	$ 0.07	$ 0.19	$ 0.18